Share-based payments	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
30. Share-based payments
The Company maintains a stock option plan established in 2021 (the “Stock Option Plan 2021”), as well as a legacy stock option plan (the “Equity Awards Program 2015”) for which options remain outstanding. Stock option plans were established for the Company’s employees, directors, and consultants whereby each option gives its holder the right to purchase one share of the Company at a pre-determined
price. As of December 31, 2022, 105,769,814 shares were available for issuance of shares from the Company’s conditional capital under the stock option plans. Stock options granted are subject to certain vesting conditions based on a service period defined on an individual basis at grant date.
As of December 31, 2022, the Company had 74,363,197 options outstanding. The following table reconciles the stock options outstanding at the beginning and end of the year:

	2022	2021
At beginning of the year	68,650,697	24,367,658
Granted	12,100,000	62,200,000
Exercised 1	(3,000,000)	(13,104,461)
Forfeited	(3,387,500)	(4,812,500)

At end of the year	74,363,197	68,650,697

1	In 2022, the weighted average exercise price was CHF 0.02 (2021: CHF 0.015).

Share options outstanding at the end of the reporting period had the following expiry dates:

Expiration year	December 31, 2022	December 31, 2021
2022	—	3,187,500
2023	100,000	100,000
2024	100,000	100,000
2025	100,000	100,000
2026	7,396,530	7,063,197
2027	21,566,667	22,300,000
2028	22,266,667	19,300,000
2029	19,133,333	16,500,000
2030	3,700,000	—

	74,363,197	68,650,697
Weighted average remaining contractual life in months	69	76

As of December 31, 2022, 27,816,530 out of the 74,363,197 outstanding options were exercisable, with exercise prices ranging from CHF 0.01 to CHF 0.49.
The fair values of the options were assessed using the Black-Scholes valuation model at the grant date and recognized over their vesting period.
In 2022, the weighted average fair value of options granted was CHF 0.02. The significant inputs considered for the options granted in 2022 were the share price at the grant date (ranging from CHF 0.027 to CHF 0.06), the exercise price (ranging from CHF 0.027 to CHF 0.06), the volatility of returns (ranging from 71% to 80%), and the risk-free interest rate (ranging from 0% to 1%). The expected volatility assumes that historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome. The expected life of the options was estimated based on historical data by the Group, or when insufficient data was available, based on management’s estimates.
In 2021, the weighted average fair value of options granted was CHF 0.09 in 2022. The significant inputs considered for the options granted in 2021 were the share price at the grant date (ranging from CHF 0.061 to CHF 0.269), the exercise price (ranging from CHF 0.01 to CHF 0.269), the volatility of returns (ranging from 83% to 122%), and a risk-free interest rate of 0%.
In 2022, TCHF 2,186 (2021: TCHF 1,143) was recorded in personnel expense with a corresponding credit to the share-based payment reserve (note 15).